PROPERTY, PLANT & EQUIPMENT	12 Months Ended
Sep. 30, 2016
Notes to Financial Statements
NOTE 4. PROPERTY, PLANT & EQUIPMENT

	2016	2015	2014
Furniture and Fixtures	$6,102	$6,404	$6,612
Machinery and Equipment	16,307	17,117	17,357
COST	22,409	23,521	23,969
Less: Accumulated depreciation/amortization
Furniture and Fixtures	4,170	3,096	1,873
Machinery and Equipment	12,360	9,551	6,390
	16,530	12,647	8,263
NET	$5,879	$10,874	$15,706

During the years ended September 30, 2014, 2015 and 2016, the Company recorded depreciation of $4,804, $4,793 and $4,577 respectively.